Operations in hydrocarbon consortiums - Summary of joint operations and consortia for the exploration and production of oil and gas (Detail)	12 Months Ended
Dec. 31, 2019
25 de Mayo-Medanito S.E. [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Río Negro
Oil and gas fileds operator	Vista Argentina
Oil and gas duration	2026
25 de Mayo-Medanito S.E. [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	100.00%
Jaguel de ios machos [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Río Negro
Oil and gas fileds operator	Vista Argentina
Oil and gas duration	2025
Jaguel de ios machos [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	100.00%
Bajada del Palo Este [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Neuquén
Oil and gas fileds operator	Vista Argentina
Oil and gas duration	2053
Bajada del Palo Este [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	100.00%
Bajada del Palo Oeste [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Neuquén
Oil and gas fileds operator	Vista Argentina
Oil and gas duration	2053
Bajada del Palo Oeste [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	100.00%
Entre Lomas [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Río Negro
Oil and gas fileds operator	Vista Argentina
Oil and gas duration	2026
Entre Lomas [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	100.00%
Entre Lomas One [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Neuquén
Oil and gas fileds operator	Vista Argentina
Oil and gas duration	2026
Entre Lomas One [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	100.00%
Agua AmargaCharco del Palenque [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Río Negro
Oil and gas fileds operator	Vista Argentina
Oil and gas duration	2034
Agua AmargaCharco del Palenque [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	100.00%
Agua AmargaJarilla Quemada [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Río Negro
Oil and gas fileds operator	Vista Argentina
Oil and gas duration	2040
Agua AmargaJarilla Quemada [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	100.00%
Coirn Amargo Sur Oeste [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Neuquén
Oil and gas fileds operator	O&G Development Ltd. S.A.
Oil and gas duration	2053
Coirn Amargo Sur Oeste [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	10.00%
Coirn Amargo Norte [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Neuquén
Oil and gas fileds operator	Vista Argentina
Oil and gas duration	2036
Coirn Amargo Norte [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	55.00%
Acambuco San Pedrito [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Salta
Oil and gas fileds operator	Pan American Energy
Oil and gas duration	2036
Acambuco San Pedrito [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	1.50%
Acambuco Macueca [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Salta
Oil and gas fileds operator	Pan American Energy
Oil and gas duration	2040
Acambuco Macueca [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	1.50%
Sur Rio Deseado Este [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Santa Cruz
Oil and gas fileds operator	Alianza Petrolera Argentina S.A.
Oil and gas duration	2021
Sur Rio Deseado Este [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	16.90%
Aguila Mora [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Neuquén
Oil and gas fileds operator	Vista Argentina
Oil and gas duration	2054
Aguila Mora [Member] | Argentina [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	90.00%
Cuenca del Sureste Basin BloqueCS01 [Member] | Mexico [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Tabasco
Oil and gas fileds operator	Jaguar
Oil and gas duration	2047
Cuenca del Sureste Basin BloqueCS01 [Member] | Mexico [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	50.00%
Cuenca del Sureste Basin BloqueA10 [Member] | Mexico [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Tabasco
Oil and gas fileds operator	Jaguar
Oil and gas duration	2047
Cuenca del Sureste Basin BloqueA10 [Member] | Mexico [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	50.00%
Tampico Misantla [Member] | Mexico [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Tabasco
Oil and gas fileds operator	Jaguar
Oil and gas duration	2047
Tampico Misantla [Member] | Mexico [Member] | Indirect Ownership [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Proportion of ownership interest in joint venture	50.00%